Condensed Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended
Sep. 30, 2014
Cash flows from operating activities:
Net loss	$ (4,437,399)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	42,220
Stock-based compensation expense	143,643
Revaluation of fair value of warrant liability	(50,762)
Noncash interest expense	369,677
Changes in assets and liabilities:
Accounts receivable	(3,750)
Inventory	91,261
Prepaid and other current assets	120,177
Other noncurrent assets	13,908
Accounts payable	(401,256)
Accrued liabilities	61,293
Net cash used in operating activities	(4,050,988)
Cash flows from investing activities:
Purchase of property and equipment	(106,359)
Net cash used in investing activities	(106,359)
Cash flows from financing activities:
Net cash proceeds from issuance of common stock in connection with private placement offering	4,204,220
Proceeds from related party convertible bridge notes	1,500,000
Net cash provided by financing activities	5,704,220
Net increase (decrease) in cash and cash equivalents	1,546,873
Cash and cash equivalents - beginning of period	430,107
Cash and cash equivalents - end of period	1,976,980
Supplemental disclosure:
Cash paid for interest	116,905
Cash paid for income taxes	800
Supplemental disclosure of cash flow information as of end of period:
Conversion of certain bridge notes and related accrued interest in connection with private placement offering	1,545,678
Extinguishment of convertible bridge notes and related accrued interest pursuant to Merger Agreement	5,397,278
Extinguishment of warrant liabilities pursuant to Merger Agreement	572,910
Payable to non-accredited investors in connection with Merger Agreement	16,498
Notes Payable to Banks [Member]
Supplemental disclosure of cash flow information as of end of period:
Issuance of warrants in connection with note payable	$ 622,170